UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 64.05%

Air Courier Services - 2.20%
3,000	FedEx Corp.	$ 747,360

Air Transportation, Scheduled - 1.65%
9,200	Alaska Air Group, Inc.	559,452

Aircraft - 2.28%
2,200	Boeing Co.	774,752

Aircraft Engines & Engine Parts - 1.84%
5,000	United Technologies Corp.	624,100

Beverage - 0.89%
3,000	PepsiCo, Inc.	300,750

Cable & Other Pay Television Services - 3.35%
11,000	Comcast Corp. Class A	342,980
8,000	Walt Disney Co. *	795,760
		1,138,740
Commercial Banks, NEC - 1.98%
11,500	Toronto Dominion Bank (Canada)	671,485

Electric Services - 1.85%
3,800	NextEra Energy, Inc. *	630,078

Electronic & Other Wlectrical Equipment (No Computer Equip) - 1.45%

35,000	General Electric Company *	492,800

Electronic Computers - 1.26%
2,300	Apple, Inc.	429,801

Food & Kindred Products - 1.09%
4,900	Nestle S.A. ADR	370,783

Footwear - 1.90%
9,000	Nike, Inc. Class B	646,200

Hospital & Medical Service Plans - 1.30%
2,500	Aetna, Inc.	440,325

Life Insurance - 1.51%
5,300	Prudential Financial, Inc.	513,252

Motor Vehicle Parts & Accessories - 1.96%
4,500	Honeywell International, Inc.	665,595

National Commercial Banks - 5.55%
9,000	Citigroup, Inc.	600,210
7,100	JP Morgan Chase & Co.	759,771
10,500	US Bancorp.	524,895
		1,884,876
Natural Gas Transmission - 1.03%
21,000	Kinder Morgan, Inc.	350,280

Oil, Gas Field Services, NBC - 1.01%
5,000	Schlumberger, Ltd. (France) *	343,350

Petroleum Refining - 1.95%
3,000	Chevron Corp.	372,900
2,000	Andeavor	288,860
		661,760
Pharmaceutical Preparations - 6.06%
8,900	Bristol Myers Squibb Co.	468,318
4,000	Johnson & Johnson	478,480
9,000	Merck & Co., Inc.	535,770
16,000	Pfizer, Inc.	574,880
		2,057,448
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.57%
3,000	DowDuPont, Inc.	192,330

Railroad, Line-Haul Operating - 0.92%
2,200	Union Pacific Corp.	314,072

Retail-Drug Stores - 1.68%
9,000	CVS Caremark Corp.	570,510

Retail-Eating Places - 1.17%
7,000	Starbucks Corp.	396,690

Retail-Lumbar & Other Building Material Dealers - 2.20%
4,000	The Home Depot, Inc.	746,200

Retail-Variety Stores - 1.34%
5,500	Wal-Mart Stores, Inc.	453,970

Semiconductors & Related Devices - 1.55%
10,400	Applied Materials, Inc.	528,112

Services-Business Services - 4.24%
4,500	Accenture Plc, Class A (Ireland)	700,830
3,900	MasterCard, Inc. Class A	741,468
		1,442,298
Services-Computer Programming, Data Processing, Etc. - 3.88%
500	Alphabet, Inc. Class A *	550,000
4,000	Facebook, Inc. Class A *	767,120
		1,317,120
Ship & Boat Building & Repairing - 1.78%
3,000	General Dynamics Corp.	605,130

State Commercial Banks - 1.13%
4,000	Texas Capital BancShares, Inc. *	385,400

Telephone Communciations - 1.49%
15,700	AT&T, Inc.	507,424

TOTAL FOR COMMON STOCK (Cost $15,993,222) - 64.05%		21,762,443

CORPORATE BONDS - 21.09% (a)

Agriculture Chemicals - 0.23%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	79,688

Airlines - 0.44%
150,000	Southwest Airlines Co., 2.750%, 11/06/2019	149,429

Banks & Financial Institutions - 0.15%
50,000	Societe Generale, 2.8947%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,346

Bottled & Canned Soft Drinks Carbonated Waters - 0.42%
150,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	144,271

Communications Equipment - 0.38%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	128,150

Computer Storage Devices - 0.50%
182,000	EMC Corp., 3.375%, 06/01/2023	170,612

Crude Petroleum & Natural Gas - 0.43%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	147,000

Dental Equipment & Supplies - 0.60%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	202,701

Electric Services - 0.45%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	152,675

Finance Services - 0.29%
100,000	American Express Credit Corp., 2.60%, 9/14/2020	99,021

Food & Kindred Products - 0.30%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	100,822

Healthcare Providers & Services - 0.29%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	97,038

Malt Beverage - 0.96%
330,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/01/2021	326,922

Metal Mining - 0.29%
100,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	98,625

Miscellaneous Business Credit Institution - 0.29%
100,000	Ford Motor Credit Co. LLC., 3.13494%, 3M USD LIBOR + 1.250%, 11/20/2018 **	100,137

Miscellaneous Manufacturing Industries - 0.31%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	104,062

Motor Vehicle Parts & Accessories - 0.59%
100,000	Honeywell International, Inc., 1.85%, 11/01/2021	96,528
100,000	Lear Corp., 5.25%, 01/15/2025	104,785
		201,313

National Commerical Banks - 2.95%
150,000	Banc of California, Inc., 5.25%, 4/15/2025	154,082
150,000	Bank of the Ozarks, Inc., 5.50%, 7/01/2026	155,442
150,000	Citigroup, Inc., 2.40%, 02/18/2020	148,518
450,000	Citigroup, Inc., 2.65%, 10/26/2020	444,023
100,000	Old National Bancorp., 4.125%, 8/15/2024	99,023
		1,001,088
Operative Builders - 0.59%
200,000	Lennar Corp., 4.875%, 12/15/2023	199,500

Pharmaceuticals - 0.72%
250,000	AbbVie, 2.90%, 11/06/2022	244,234

Plastic Products, NEC - 0.30%
100,000	Newell Brands, Inc., 5.00%, 11/15/2023	102,704

Printed Circuit Boards - 0.15%
50,000	Jabil Circuit, 5.625%, 12/15/2020	52,335

Property & Casualty Insurance - 0.67%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	228,189

Real Estate - 0.46%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/2025	51,820
104,862	Cibolo Canyon CTFS, 3.00%, 8/20/2020	103,813
		155,633
Retail - Auto & Home Supply Stores - 0.31%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	104,778

Retail - Department Stores - 0.89%
300,000	Dillards, Inc., 7.13%, 08/01/2018	301,077

Retail - Drug Stores & Proprietary Stores - 0.51%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	174,946

Retail - Apparel & Accessory Stores - 0.34%
100,000	Foot Locker, Inc., 8.50%, 1/15/2022	114,500

Retail - Variety Stores - 0.60%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	203,796

Services-Business Services - 0.48%
170,000	EBay, Inc., 2.60%, 07/15/2022	164,533

Services-Computer Programming Services - 0.52%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	176,313

Services-Educational Services - 0.23%
75,000	Graham Holdings Co. 7.25%, 02/01/2019	77,089

Services-General Medical & Surgical Hospitals, NEC - 0.31%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2021	104,750

Services-Personal Services - 0.69%
225,000	H&R Block, Inc., 5.50%, 11/01/22	235,810

Services-Prepackaged Software - 1.57%
300,000	CA, Inc., 5.375%, 12/01/2019	310,056
150,000	Symantec Corp., 4.20%, 09/15/2020	150,213
75,000	Symantec Corp., 3.95%, 06/15/2022	72,806
		533,075
Services-Video Tape Rental - 0.45%
150,000	Netflix, Inc., 5.375%, 02/01/2021	154,500

State Commercial Banks - 0.30%
100,000	Home Bancshares, 5.625%, 3M USD LIBOR + 3.207%, 04/15/2027	103,534

Transportation Services - 0.31%
100,000	Expedia, Inc., 5.95%, 08/15/2020	105,375

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.23%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	77,308

Automotive Wholesaler - 0.58%
200,000	LKQ Corp., 4.75%, 05/15/2023	198,750

TOTAL FOR CORPORATE BONDS (Cost $7,228,513) - 21.09%		7,166,629

STRUCTURED NOTES - 2.02% (a)

Commercial Banks, NEC - 1.04%
100,000	Barclays Bank Plc., 3.592%, 5/14/2029 (United Kingdom) **	59,950
150,000	Barclays Bank Plc., 2.50%, 2/15/2023 (United Kingdom) **	146,634
150,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	147,522
		354,106
National Commerical Banks - 0.48%
93,000	Citigroup, Inc., 3.00%, 3M LIBOR + 0.375%, 12/23/2019 **	91,912
100,000	JP Morgan Chase Bank, 0.332%, 01/23/2029 **	72,630
		164,542
Security Brokers, Dealers & Flotation Companies - 0.50%
125,000	Goldman Sachs, 4.114%, 11/13/2028 **	118,750
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,125

		168,875

TOTAL FOR STRUCTURED NOTES (Cost $747,861) - 2.02%		687,523

REAL ESTATE INVESTMENT TRUST - 1.49%
18,000	Duke Realty Corp.	506,160

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $278,506) - 1.49%		506,160

PREFERRED SECURITIES - 0.83%

National Commercial Banks - 0.37%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	75,360
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	49,460
		124,820
Telephone Communications (No Radio Telephone) - 0.46%
2,000	QWest Corp., 6.125%, 06/01/2053	40,940
3,000	QWest Corp., 6.50%, 09/01/2056	64,350
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	51,080
		156,370

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.83%		281,190

MUNICIPAL BOND - 5.84% (a)

Arizona - 0.33%
20,000	Arizona State University Build America Bond, 5.50%, 8/01/2025	21,134
75,000	La Paz Cnty, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	69,119
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	23,402
		113,655
California - 0.62%
30,000	California St. University Revenue Bond Series B, 2.785%, 11/01/2022	30,065
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 08/15/2019	96,689
20,000	Porterville Unified School District, 7.25%, 7/01/2027	21,611
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/2024	20,050
40,000	University Enterprises Inc. CA, 5.25%, 10/01/2020	40,838
		209,253
Georgia - 0.45%
50,000	Atlanta Development Authority, 3.75%, 1/01/2021	49,299
99,000	Georgia Loc. Govt., 4.75%, 06/01/2028	104,482
		153,781
Illinois - 0.68%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	98,234
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/2024	30,868
30,000	Illinois St., 5.877%, 3/1/2019	30,584

70,000	Saint Clair Cnty, IL School District No. 189 East St. Louis, 4.00%, 1/01/2021	69,745
		229,431
Indiana - 0.84%
135,000	Evansville-Vand Ind Sch 6.15%, 07/15/2027	142,031
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	74,377
25,000	Indiana State University, 5.26%, 4/01/2024	25,794
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	42,492
		284,694
Iowa - 0.44%
146,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	148,536

Kentucky - 0.16%
55,000	Louisville/Jefferson County Metropolitan Government, 3.00%, 5/01/2023	53,927

Michigan - 0.31%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/2027	106,604

New Jersey - 0.60%
135,000	City of Wildwood, NJ, 4.00%, 11/1/2021	137,336
60,000	New Brunswick,NJ Parking Authority 8.42%, 9/01/2020	67,027
		204,363

Ohio - 0.42%
25,000	City of Hamilton,OH Wastewater Systems Revenue, 6.11%, 10/01/2018	26,204
110,000	Youngstown State University, 6.549%, 12/15/2030	117,363
		143,567
Oklahoma - 0.11%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	36,841

Pennsylvania - 0.09%
30,000	Commonwealth of Pennsylvania, 4.80%, 5/1/2025	31,128

South Carolina - 0.25%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	58,629
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	25,776
		84,405
Texas - 0.20%
25,000	Katy Texas Schools, 5.999%, 02/15/2030	26,374
15,000	Lubbock TX Build America Bonds 6.032%, 02/15/2030	15,369
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	27,911
		69,654
Wisconsin - 0.33%
110,000	Greendale, WI Taxable Community Development, Series A, 4.75%, 12/01/26	113,821

TOTAL FOR MUNICIPAL BOND (Cost 2,060,441) - 5.84%		1,983,660

EXCHANGE TRADED FUND - 2.16%

9,000	iShares US Preferred Stock ETF	335,250
16,000	PowerShares Variable Rate Preferred ETF	397,600
		732,850

TOTAL FOR EXCHANGE TRADED FUND (Cost $749,985) - 2.16%		732,850

SHORT TERM INVESTMENTS - 2.11%
716,994	Fidelity Money Market Portfolio Class Select 1.62%** (Cost $716,994)	716,994

TOTAL INVESTMENTS (Cost $28,074,712) *** - 99.58%		$ 33,837,449

OTHER ASSETS LESS LIABILITIES - 0.42%		141,209

NET ASSETS - 100.00%		$ 33,978,658

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,074,712 amounted to $5,762,738, which consisted of aggregate gross unrealized appreciation of $6,416,77 and aggregate gross unrealized depreciation of $653,739.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,074,712 amounted to $5,762,738, which consisted of aggregate gross unrealized appreciation of $6,416,77 and aggregate gross unrealized depreciation of $653,739.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,762,443	$0	$0	$21,762,443
Real Estate Investment Trusts	$506,160	$0	$0	$506,160
Preferred Securities	$281,190	$0	$0	$281,190
Corporate Bonds	$0	$7,166,629	$0	$7,166,629
Municipal Bonds	$0	$1,983,660	$0	$1,983,660
Exchange Traded Note	732,850	$0	$0	$732,850
Structured Notes	$0	$687,523	$0	$687,523
Cash Equivalents	$716,994	$0	$0	$716,994
Total	$23,999,637	$9,837,812	$0	$33,837,449

	Archer Income Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 62.28%

Aerospce/Defense-Major Diversified - 0.69%
75,000	Exelis, Inc., 5.55%, 10/01/2021	80,155

Agriculture Chemicals - 0.46%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	53,125

Banks & Financial Institutions - 1.32%
100,000	Banc of California, Inc., 5.25%, 4/15/25	102,722
50,000	Societe Generale, 2.8947%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,346
		153,068
Bilogical Products (No Diagnostic Substances) - 1.94%
25,000	Amgen, Inc., 3.875%, 11/15/2021	25,543
200,000	Biogen, Inc., 2.90%, 9/15/2020	199,283
		224,826
Bituminous Coal & Lignite Surface Mining - 0.00%
50,000	Peabody Energy Corp., 7.875%, 11/1/26	0

Bottled & Canned Soft Drinks Carvonated Waters - 0.83%
100,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	96,180

Commerical Banks, Nec - 0.20%
50,000	Lloyds Bank PLC., 1.24%, 7/05/2033 (United Kingdom) **	23,575

Commercial Services-Finance - 0.35%
800,000	GE Capital Corp., 8.87%, 06/02/2018	40,229

Computer & Office Equipment - 0.89%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	103,191

Computer Communications Equipment - 1.10%
50,000	Cisco Systems, Inc., 4.95%, 2/15/2019	50,835
75,000	Juniper Networks, Inc., 4.50%, 3/15/2024	76,890
		127,725
Computer Storage Devices - 0.40%
50,000	EMC Corp., 3.375%, 06/01/2023	46,871

Container & Packaging - 0.44%
50,000	Ball Corp., 5.00%, 03/15/2022	51,500

Crude Petroleum & Natural Gas - 0.85%
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	98,000

Dental Equipment & Supplies - 0.87%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	101,351

Distribution/Wholesale - 0.84%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	97,703

Electric & Other Services Combined - 1.22%
50,000	CMS Energy, Inc., 6.25%, 2/01/2020	52,484
100,000	PPL Energy Supply LLC., 4.60%, 12/15/2021	88,500
		140,984
Electric Services - 1.28%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	50,892
100,000	Southern Co., 2.95%, 7/1/2023	97,185
		148,077
Farm Machinery & Equipment - 0.91%
100,000	AGCO Corp. 5.875%, 12/01/2021	105,110

Food & Kindred Products - 1.24%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	93,119
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	50,411
		143,530
General Building Contractors - Residential Buildings - 0.43%
50,000	Lennar Corp., 4.875%, 12/15/2023	49,875

Hazardous Waste Management - 0.43%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,313

Healthcare Providers & Services - 1.27%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	48,519
100,000	Laboratories Corp. of America Holdings, Inc., 3.20%, 2/1/22	99,069
		147,588
Hospital & Medical Services Plans - 0.22%
25,000	WellPoint, Inc., 3.70%, 8/15/21	25,254

Metal Mining - 0.43%
50,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	49,313

Miscellaneous Business Credit Institution - 1.26%
50,000	Ford Motor Credit Co. LLC., 3.13494%, 3M LIBOR + 1.25~~,~~ 11/20/18 **	50,069
100,000	Ford Motor Credit Co. LLC., 4.20%, 2/20/27 **	95,944
		146,013
Miscellaneous Manufacturing Industries - 0.67%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	78,047

Motor Vehicle Parts & Accessories - 0.45%
50,000	Lear Corp., 5.25%, 01/15/2025	52,393
100,000	Lear Corp. 5.375%, 03/15/2024	104,325
		156,718

Multimedia - 0.45%
50,000	Time Warner Inc., 4.75%, 03/29/2021	51,962

National Commercial Banks - 3.02%
82,000	Bank of America Corp., 1.24%, 6/24/30 **	48,790
80,000	Bank of America Corp., 1.084%, 7/14/31 **	49,054
100,000	Bank of the Ozarks, Inc., 5.50%, 3M LIBOR + 3.935%, 7/01/26	103,628
50,000	Citigroup, Inc. 2.40%, 2/18/20	49,506
100,000	Old National Bancorp., 4.125%, 8/15/24	99,023
		350,001
Pharmaceutical Preparations - 0.42%
50,000	Abbvie,Inc., 2.90%. 11/06/2022	48,847

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.21%
250,000	E.I. du Pont de Nemours & Co., 5.75%, 3/15/19	255,678

Plastic Products, NEC - 1.77%
200,000	Newell Brands, Inc., 5.00%, 11/15/23	205,407

Printed Circuit Boards - 0.45%
50,000	Jabil Circuit, 5.625%, 12/15/2020	52,335

Property & Casualty Insurance - 1.48%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	171,142

Real Estate - 0.90%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	51,820
52,431	Cibolo Canyon CTFS 3.00%, 08/20/2020	51,907
		103,727
Retail-Auto & Housing Supply Stores - 0.90%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/20	104,778

Retail-Department Stores - 2.25%
35,000	Dillards, Inc., 7.75%, 7/15/26	39,519
220,000	Dillards, Inc., 7.13%, 8/01/18	220,790

		260,309
Retail-Drug Stores & Proprietary Stores - 1.51%
200,000	CVS Health Corp., 3.50%, 7/20/22	199,309
120,000	Express Scripts Holding Co., 2.25%, 6/15/19	119,285
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	174,946
		493,540
Services - Shoe Stores - 1.48%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	171,750

Security Broker Dealers - 1.35%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	155,802

Services - Business Services - 1.54%
80,000	EBay, Inc., 2.60%, 07/15/2022	77,427
100,000	Total System Services, Inc., 3.80%, 4/1/21	100,491
		177,918
Services - Computer Programming Services - 0.83%
95,000	VeriSign, Inc., 4.625%, 05/01/2023	95,712

Services - Educational Services - 0.44%
50,000	Graham Holdings Co., 7.25%, 2/01/19	51,392

Services-General Medical & Surgical Hospitals, NEC - 0.90%
100,000	HCA Holdings, 6.25%, 02/15/2021	104,750

Services-Personal Services - 2.04%
225,000	H&R Block, Inc., 5.50%,11/01/22	235,810

Services-Prepackaged Software - 2.64%
200,000	CA, Inc., 5.375%, 12/01/2019	206,704
50,000	Symantec Corp., 3.95%, 06/15/2022	48,537
50,000	Symantec 4.20%, 09/15/2020	50,071
		305,312

Services-Video Tape Rental - 0.89%
100,000	Netflix, Inc., 5.375%, 02/01/2021	103,000

State Commercial Banks - 2.23%
155,000	Bank of Nova Scotia, 3.0%, 5/29/24 **	154,448
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.270%, 4/15/27	103,534
		257,982
Telephone Communications (No Radio Telephone) - 1.37%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	59,965
100,000	AT&T, Inc., 3.00%, 2/15/22	98,365
		158,330
Television Broadcasting Stations - 0.52%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	60,513

Tires & Inner Tubes - 0.95%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	109,750

Transportation Services - 0.91%
100,000	Expedia, Inc., 5.95%, 08/15/2020	105,375

Travel & Lodging - 0.90%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	104,297

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.44%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	51,538

Wholesale-Groceries & Related Products - 1.54%
152,000	Sysco Corp., 6.50%, 8/1/28	177,890

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.44%
50,000	Anixter, Inc., 5.625%, 05/01/2019	51,000

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.86%
100,000	LKQ Corp., 4.75%, 5/15/23	99,375

TOTAL FOR CORPORATE BONDS (Cost $7,352,394) - 62.28%		7,213,543

REAL ESTATE INVESTMENT TRUST - 0.45%
2,000	Digital Realty Trust, PFD 7.375% Series H	52,140

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $50,000) - 0.45%		52,140

EXCHANGE TRADED FUNDS - 1.18%
1,000	iShares US Preferred Stock ETF	37,250
4,000	PowerShares Variable Rate Preferred ETF	99,400

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $140,179) - 1.18%		136,650

MUNICIPAL BOND - 27.76% (a)
Arizona - 0.24%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	27,904

California - 2.87%
165,000	California State, 6.20%, 3/01/19	169,645
50,000	Sacramento, CA Pension Oblg. Series A, 6.42%, 8/1/23	56,969
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	105,720
		332,334
Colorado - 0.13%
15,000	Vail, CO, Reinvestment Authority Increment Rev Taxable BAB Series B, 6.069%, 06/01/2025	15,245

Connecticut - 0.47%
50,000	City of Bridgeport, CT, 6.571%, 8/15/28	54,099

Florida - 1.48%
25,000	FL State Department Management Services BAB Series C, 6.111%, 8/01/23	25,833
35,000	Florida Atlantic University Finance Corp., 7.439% 7/1/30	38,200
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	50,180
25,000	Orlando, FL, Community Redevelopment Agency, 7.50%, 9/1/29	26,325
30,000	Osceola County, FL 6.02%, 10/01/26	31,387
		171,925

Georgia - 0.84%
45,000	Atlanta Development Authority, 3.75%, 1/01/21	44,370
50,000	Georgia Local Government 4.750%, 06/01/2028	52,768
		97,138

Illinois - 3.32%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	49,117
40,000	Eastern IL University Build America Bond, 5.45%, 4/01/19	38,687
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	40,264
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,391
30,000	Saint Clair Cnty, IL School District, 4.00%, 1/01/21	29,891
75,000	State of Illinois, 4.95%, 6/1/23	77,150
70,000	State of Illinois, 5.877%, 3/1/19	71,362
40,000	State of Illinois, 6.20%, 7/01/21	41,428
20,000	State of Illinois Taxable-Pension UTGO, 4.35%, 6/1/18	20,000
		384,290
Indiana - 7.17%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	133,521
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	25,938
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	37,312
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	86,465
165,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 5.90%, 7/15/26	172,984
100,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 6.15%, 7/15/27	105,208
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,317
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	24,240
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	68,806
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	50,381
50,000	Merrillville, IN, Multi Sch Bldg Corp., Series B, 3.86%, 7/15/23	51,246
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.28%, 7/15/29	42,721
20,000	Portage, IN, Industry Redevelopment District Tax, 7.25%, 7/15/24	21,523
		830,662
Iowa - 0.88%
35,000	State of Iowa, 6.75%, 6/1/34	36,298
64,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	65,112
		101,410
Kentucky - 0.18%
20,000	Kentucky Mun Pwr Agy, 5.91%, 9/25	21,106

Louisiana - 0.13%
15,000	Louisiana State Local Gov't Envt, 5.75%, 09/01/2019	15,231

Michigan - 0.71%
45,000	Blackman Twp., MI, Build America Bond, 4.70%, 5/19/2019	45,499
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	36,214
		81,713
Maryland - 0.66%

40,000	Prince Georges County, MD, 6.169%, 10/15/2029	41,968
35,000	Worcester County, MD 2.50%, 12/01/18	35,039
		77,007
Minnesota - 0.13%
15,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	15,351

Mississippi - 0.18%
20,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021	20,433

Missouri - 0.86%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.05%, 2/01/23	20,515
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,850
50,000	County of St.Louis,MO, 5.45%, 12/1/31	52,910
		99,275
Nevada - 0.45%
50,000	County of Clark NV, 6.36%, 11/1/2024	52,600

New Jersey - 2.32%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	95,921
65,000	Hudson County NJ 6.890%, 03/01/2026	70,742
100,000	City of Wildwood, NJ, 4.00%, 11/1/21	101,730
		268,393
New York - 1.36%
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028	50,004
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	80,674
25,000	New York, NY, BAB, 6.435%, 12/1/35	26,277
		156,955
Ohio - 0.81%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	32,461
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.00%, 10/01/27	60,866
		93,327
Oklahoma - 0.54%
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	35,055
25,000	Garfield County, OK, 6.00%, 9/1/24	27,074

		62,129
Oregon - 0.24%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	27,862

Texas - 1.07%
25,000	City of Irving, TX, 5.657%, 8/15/23	25,615
50,000	North Texas Tollway Authority, 8.41%, 2/1/30	65,265
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	18,607
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	13,946
		123,433
Virginia - 0.13%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	15,403

Wisconsin - 0.60%
70,000	Public Finance Authority, WI, 5.750%, 06/01/2023	69,851

TOTAL FOR MUNICIPAL BOND (Cost $3,311,298) - 27.76%		3,215,076

PREFERRED SECURITIES - 1.34%
Electric Services - 0.46%
50,000	Edison International, PFD 6.25%, 3M LIBOR + 4.199%, 8/01/49 Series E	52,975

Telephone Communications (No Radio Telephone) - 0.88%
4,000	US Cellular Corp., PFD 6.950%, 5/15/2060	102,160

TOTAL FOR PREFERRED SECURITIES (Cost $150,983) - 1.34%		155,135

STRUCTURED NOTE - 4.48% (a)
Commercial Banks, NEC - 0.26%
100,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	98,348
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom)**	29,975
		128,323
Security Brokers, Dealers & Flotation Companies - 3.50%
75,000	Goldman Sachs Group, Inc. 1.424%, 09/05/28 **	46,875
100,000	Goldman Sachs Group, Inc., 1.6182%, 12/13/2028 **	67,410
120,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/2028 **	114,000
50,000	JPMorgan Chase & Co., 0.332%, 1/23/29	36,315
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,125
25,000	Morgan Stanley, 2.245%, 1/30/2035 **	14,750

113,000	Morgan Stanley, 4.49%, 6/30/2030 **	75,804
		405,279

TOTAL FOR STRUCTURED NOTE (Cost $654,896) - 4.61%		533,602

SHORT TERM INVESTMENTS - 1.06%
122,656	Fidelity Money Market Portfolio Class Select 1.62%** (Cost $122,656)	122,656

TOTAL INVESTMENTS (Cost $11,782,406) *** - 98.67%		11,428,802

OTHER ASSETS LESS LIABILITIES - 1.33%		154,451

NET ASSETS - 100.00%		11,583,253

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.
ADR - American Depository Receipt

*** At May 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,782,406 amounted to $353,604 which consisted of aggregate gross unrealized appreciation of $72,566 and aggregate gross unrealized depreciation of $426,170.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,782,406 amounted to $353,604 which consisted of aggregate gross unrealized appreciation of $72,566 and aggregate gross unrealized depreciation of $426,170.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$136,650	$0	$0	$136,650
Real Estate Investment Trusts	$52,140	$0	$0	$52,140
Corporate Bonds	$0	7,213,543	$0	$7,213,543
Municipal Bonds	$0	3,215,076	$0	$3,215,076
Preferred Securities	$155,135	$0	$0	$155,135
Structured Notes	$0	533,602	$0	$533,602
Cash Equivalents	$122,656	$0	$0	$122,656
Total	$ 466,581	$10,962,221	$0	$11,428,802

	Archer Stock Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.41%

Accident & Health Insurance - 1.87%
6,800	Aflac, Inc.	306,408

Air Courier Services - 2.13%
1,400	FedEx Corp.	348,768

Air Transportation - 1.56%
5,000	Southwest Airlines Co.	255,400

Aircraft Part & Auxiliary Equipment, Nec - 2.12%
4,100	Spirit Aerosystems Holdings, Inc. Class A	347,311

Business Services - 2.63%
3,300	Visa, Inc. Class A	431,376

Computer & Office Equipment - 1.93%
7,400	Cisco Systems, Inc.	316,054

Concrete Gypsum Plaster Products - 1.72%
5,000	AMN Healthcare Services, Inc. *	282,500

Construction & Engineering - 1.76%
8,000	Quanta Services, Inc. *	288,080

Crude Petroleum & Natural Gas - 1.05%
13,000	Midstates Petroleum Co., Inc. *	171,340

Cutlery, Handtools & General Hardware - 1.80%
2,000	Snap-on Inc.	295,640

Electronic Components & Accessories - 1.66%
11,000	Control4 Corp. *	272,690

Electronic Computers - 2.28%

2,000	Apple, Inc.	373,740

Food & Kindred Products - 1.53%
6,400	Mondelez International, Inc.	251,328

Hospital & Medical Service Plans - 2.29%
3,200	Centene Corp. *	374,912

Industrial Instruments for Measurement, Display & Control - 2.33%
3,400	MKS Instruments, Inc.	381,480

Industrial Organic Chemicals - 2.47%
3,500	Westlake Chemical Co.	405,055

Measuring & Controlling Devices - 2.29%
1,800	Thermo Fisher Scientific, Inc.	374,886

Motor Homes - 1.47%
2,600	Thor Industries, Inc.	240,760

Motor Vehicle Parts & Accessories - 2.42%
2,000	Lear Corp.	396,000

National Commercial Banks - 8.33%
5,600	BB&T Corp.	294,000
6,100	FCB Financial Holdings, Inc. *	371,795
3,100	JP Morgan Chase & Co.	331,731
6,700	Zions Bancorp.	367,227
		1,364,753
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.10%
2,500	Edwards Lifesciences Corp. *	343,275

Petroleum Refining - 3.11%
4,200	Valero Energy Corp.	509,040

Pharmaceutical Preparations - 4.01%
2,300	Jazz Pharmaceuticals Plc (Ireland) *	388,700
10,000	Roche Holding Ltd. ADR	268,100
		656,800
Property & Casualty Insurance - 1.99%
1,700	Berkshire Hathaway, Inc. Class B *	325,601

Retail-Building Materials, Hardware, Garden Supply - 2.04%
4,500	Tractor Supply Co.	334,395

Retail-Drug Stores & Proprietary Stores - 1.70%

4,400	CVS Health Corp.	278,916

Retail-Grocery Stores - 1.68%
11,300	Kroger Co.	274,929

Retail-Lumber & Other Building Material Dealers - 2.20%
3,800	Lowe's Companies, Inc.	361,038

Retail-Retail Stores, Nec - 2.56%
1,700	Ulta Beauty, Inc. *	419,747

Retail-Variety Stores - 1.98%
3,700	Dollar General Corp.	323,676

Search, Detection, Navagation, Guidance - 2.17%
1,700	Raytheon Co.	356,150

Semiconductors, Integrated Circuits & Related Services - 1.62%
2,700	Skyworks Solutions, Inc.	266,247

Services-Business Services, Nec - 1.75%
4,700	MAXIMUS, Inc.	286,230

Services-Computer Programming, Data Processing, Etc. - 4.12%
300	Alphabet, Inc. Class A *	330,000
1,800	Facebook, Inc. Class A *	345,204
		675,204
Services-Educational Services - 2.24%
3,300	Grand Canyon Education, Inc. *	366,630

Services-Equipment Rental & Leasing, Nec - 1.75%
1,800	United Rentals, Inc. *	287,226

Services-Health Services - 2.36%
3,000	ICON Plc. (Ireland) *	386,940

Services-Medical Laboratories - 1.98%
1,800	Laboratory Corp. of America Holdings *	325,062

Services-Prepackaged Software - 2.47%
4,100	Microsoft Corp.	405,244

Shipping - 1.49%
2,500	Check Point Software Technologies, Ltd. (Israel) *	243,400

State Commercial Banks, - 1.95%
4,600	East West Bancorp, Inc.	319,608

Telephone & Telegraph Apparatus - 1.96%
5,300	Netgear, Inc. *	320,385

Water Transportation - 1.67%
4,400	Carnival Corp.	274,032
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.85%
14,500	Patterson Companies, Inc.	303,340

TOTAL COMMON STOCK (Cost $11,521,881) - 98.41%		16,121,596

MONEY MARKET FUND - 1.52%
249,207	Fidelity Money Market Portfolio Class Select 1.62%**	249,207

TOTAL MONEY MARKET FUND (COST $249,207)		249207

TOTAL INVESTMENTS (Cost $11,771,088) - 99.93%		16,370,803

LIABILITIES IN EXCESS OF OTHER ASSETS (0.07%)		10,650

NET ASSETS - 100.00%		16,381,453

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,771,088 amounted to $4,599,715, which consisted of aggregate gross unrealized appreciation of $4,898,088 and aggregate gross unrealized depreciation of $298,373.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,771,088 amounted to $4,599,715, which consisted of aggregate gross unrealized appreciation of $4,898,088 and aggregate gross unrealized depreciation of $298,373.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Total
Common Stock	$16,121,596	0.000%	$16,121,596
Cash Equivalents	$249,207	0.000%	$249,207
Total	$16,370,803	0.000%	$16,370,803

	Archer Dividend Growth Fund
	Schedule of Investments
	May 31, 2018 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 82.02%

Commercial Banks, Nec - 1.72%
2,925	Canadian Imperial Bank of Commerce (Canada)	255,382

Computer & Office Equipment - 2.47%
8,600	Cisco Systems, Inc.	367,306

Computer Hardware & Storage - 2.28%
6,000	Seagate Technology PLC	338,100

Converted Paper & Paperboard Prods (No Containers/Boxes) - 1.97%
2,900	Kimberly-Clark Corp.	292,465

Crude Petroleum & Natural Gas - 6.32%
4,000	Occidental Petroleum Corp.	336,800
5,300	Total S.A. (France)	321,445
8,000	Vermilion Energy, Inc.	280,560
		938,805
Electric & Other Services Combined - 3.77%
3,500	Duke Energy Corp.	270,060
7,000	Exelon Corp.	289,730
		559,790
Electric Services - 7.18%
8,900	CenterPoint Energy, Inc.	232,557
3,900	Entergy Corp.	315,549
15,000	NRG Yield, Inc	262,500
7,400	PPL Corp.	256,808
		1,067,414
Food & Kindred Products - 1.14%
6,000	B&G Foods, Inc.	168,900

Guided Missiles & Space Vehicles & Parts - 2.12%
1,000	Lockheed Martion Corp.	314,540

Investment Advice - 1.90%

5,500	Lazard LTD	282,920

Insurance Agents Brokers & Services - 2.23%
5,000	Arthur J Gallagher & Co.	331,400

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.89%
4,300	Compass Minerals International, Inc.	281,220

Motor Vehicles & Passengers Car Bodies - 1.69%
21,700	Ford Motor Co.	250,635

National Commercial Banks - 9.88%
2,850	Cullen Frost	325,556
5,200	PacWest Bancorp	275,912
4,500	SunTrust Banks, Inc.	303,795
16,000	UBS Group AG (Switzerland) *	243,520
8,500	Peoples Bancorp, Inc.	319,005
		1,467,788
Petroleum Refining - 4.95%
2,600	Chevron Corp.	323,180
3,400	Valero Energy Corp.	412,080
		735,260
Pharmaceutical Preparations - 8.43%
3,800	AbbVie, Inc.	375,972
6,400	GlaxoSmithKline Plc. ADR	263,380
4,300	Merck & Co., Inc.	303,603
6,100	Pfizer, Inc.	308,998
		1,251,953
Plastics Products, NEC - 1.59%
10,000	Newell Brands, Inc.	235,800

Plastics, Materials, Synth Resins & Nonvulcan - 1.88%
4,350	DowDuPont, Inc.	278,878

Retail-Retail Stores, Nec - 2.34%
5,200	Kohl's Corp.	347,100

Search, Detection, Navigation, Guidance - 2.43%
6,000	Garmin Ltd. (Switzerland)	360,540

Semiconductors & Related Devices - 2.60%
7,000	Intel Corp.	386,400

Services - Equipment Rental & Leasing, NEC - 1.76%
7,500	Triton International Ltd. (Bermuda)	261,075

Soap, Detergent & Cleaning Preparations - 1.87%
3,800	The Procter & Gamble Company	278,046

Telephone Communications - 5.81%
8,300	AT&T, Inc.	268,256
7,400	BCE, Inc.	308,358
6,000	Verizon Communications, Inc.	286,020
		862,634
Trucking & Courier Services - 1.84%
2,350	United Parcel Service, Inc. (Class B)	272,882

TOTAL COMMON STOCK (Cost $11,041,275) - 82.02%		12,187,233

REAL ESTATE INVESTMENT TRUSTS - 16.38%
3,600	CorEnergy Infrastructure Trust, Inc.	130,284
2,000	Crown Castle International Corp.	208,300
2,800	Digital Realty Trust, Inc.	300,944
8,000	Education Realty Trust, Inc.	292,320
7,300	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	133,882
8,500	Healthcare Trust of America, Inc.	218,110
13,450	Host Hotels & Resorts, Inc.	290,924
13,200	Tanger Factory Outlet Centers, Inc,	283,668
4,200	W.P. Carey, Inc.	282,282
7,850	Weyerhaeuser Co.	293,040
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,392,105) - 16.38%		2,433,754

MONEY MARKET FUND - 1.20%
177,596	Fidelity Money Market Portfolio Class Select 1.62% **	177,596
TOTAL MONEY MARKET FUND (COST $177,596) - 1.20%		177596

TOTAL INVESTMENTS (Cost $13,610,977) - 99.59%		14,798,583

LIABILITIES LESS OTHER ASSETS - 0.41%		60,634

NET ASSETS - 100.00%		14,859,217

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,610,977 amounted to $1,187,606, which consisted of aggregate gross unrealized appreciation of $1,730,329, and aggregate gross unrealized depreciation of $542,723.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,610,977 amounted to $1,187,606, which consisted of aggregate gross unrealized appreciation of $1,730,329, and aggregate gross unrealized depreciation of $542,723.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,187,233	$0	$0	$12,187,233
Cash Equivalents	$177,596	$0	$0	$177,596
Real Estate Investment Trusts	$0	$2,433,754	$0	$2,433,754
Total	$12,364,829	$2,433,754	$0	$14,798,583

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date July 27, 2018

By /s/Umberto Anastasi

*Umberto Anastasi

Treasurer and Chief Financial Officer

Date July 27, 2018

* Print the name and title of each signing officer under his or her signature.